UNITED STATES
       SECURITIES AND EXCHANGE COMMISSION
       Washington, D.C.  20549

			Form 13F

		     FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):   [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  		Nadler Financial Group, Inc.
Address:	155 N. Pfingsten Road, Suite 160
		Deerfield, IL 60015


Form 13F File Number:  28-14666

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Michael A. Nadler
Title: 	President, CCO
Phone:	(847) 940-4040

Signature, Place, and Date of Signing:

/s/ Michael A. Nadler 	Deerfield, Illinois	October 25, 2012
-----------------------	---------------------	-------------------------
[Signature]		[City, State]			[Date]


Report Type (Check only one.):

[X]	13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]	13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

		   FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	84


Form 13F Information Table Value Total:	$144,678
					---------
					(thousands)



List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

				NADLER FINANCIAL GROUP, INC.
				FORM 13F INFORMATION TABLE
				QUARTER ENDED SEPTEMBER 30, 2012

				TITLE OF			VALUE		SHRS OR	SH/   PUT/	INV.	OTHER	VOTING
ISSUER				CLASS		CUSIP		(x$1000) 	PRN AMT	PRN   CALL	DISC.	MGR	AUTH.
----------------------------	--------	---------	--------	-------	---   ----	-----	-----	------

3M COMPANY			COM		88579Y101	 $352 	 	3,807 	SH		SOLE		NONE
A T & T INC NEW			COM		00206R102	 $864 	 	22,905 	SH		SOLE		NONE
ABBOTT LABORATORIES		COM		002824100	 $574 	 	8,376 	SH		SOLE		NONE
AETNA INC NEW			COM		00817Y108	 $378 		 9,552 	SH		SOLE		NONE
ALTRIA GROUP INC		COM		02209S103	 $310 	 	9,279 	SH		SOLE		NONE
AMAZON COM INC			COM		023135106	 $561 	 	2,204 	SH		SOLE		NONE
AMGEN INC			COM		031162100	 $243 	 	2,884 	SH		SOLE		NONE
APPLE INC			COM		037833100	 $4,898 	 7,342 	SH		SOLE		NONE
BAXTER INTERNATIONAL INC	COM		071813109	 $282 	 	4,673 	SH		SOLE		NONE
BERKSHIRE HATHAWAY B NEW CLASSB	COM		084670207	 $786 	 	8,908 	SH		SOLE		NONE
BRISTOL-MYERS SQUIBB CO		COM		110122108	 $261 	 	7,739 	SH		SOLE		NONE
CATERPILLAR INC			COM		149123101	 $232 	 	2,691 	SH		SOLE		NONE
CHEVRON CORPORATION		COM		166764100	 $455 		 3,901 	SH		SOLE		NONE
CISCO SYS INC			COM		17275R102	 $243 		 12,713	SH		SOLE		NONE
CITIGROUP INC			COM NEW		172967424	 $262 	 	8,022 	SH		SOLE		NONE
CME GROUP INC CL A CLASS A	COM		12572Q105	 $355 		 6,190 	SH		SOLE		NONE
COCA COLA COMPANY		COM		191216100	 $551 		 14,527 SH		SOLE		NONE
COMCAST CORP NEW 		CL A		20030N101	 $236 	 	6,602 	SH		SOLE		NONE
COSTCO WHSL CORP NEW		COM		22160K105	 $216 	 	2,158 	SH		SOLE		NONE
CVS CAREMARK CORPORATION	COM		126650100	 $245 	 	5,062 	SH		SOLE		NONE
DEERE & CO			COM		244199105	 $235 	 	2,853 	SH		SOLE		NONE
DISNEY WALT CO			COM DISNEY	254687106	 $344 	 	6,578 	SH		SOLE		NONE
EXPRESS SCRIPTS HLDG CO		COM		30219G108	 $255 	 	4,074 	SH		SOLE		NONE
EXXON MOBIL CORPORATION		COM		30231G102	 $2,014 	 22,025	SH		SOLE		NONE
FASTENAL CO			COM		311900104	 $232 	 	5,400 	SH		SOLE		NONE
FORD MOTOR COMPANY NEW		COM PAR $0.01	345370860	 $173 	 	17,532 	SH		SOLE		NONE
GAP INC DEL			COM		364760108	 $289 	 	8,088 	SH		SOLE		NONE
GENERAL ELECTRIC COMPANY	COM		369604103	 $749 	 	32,965 	SH		SOLE		NONE
GOOGLE INC CLASS A		CL A		38259P508	 $624 		827 	SH		SOLE		NONE
INTEL CORP			COM		458140100	 $426 	 	18,824 	SH		SOLE		NONE
INTL BUSINESS MACHINES		COM		459200101	 $1,342 	 6,471 	SH		SOLE		NONE
ISHARES DJ SELECT DIV FD 	DJ SEL DIV INX	464287168	 $603 	 	10,458 	SH		SOLE		NONE
SELECT DIVIDEND INDEX FD
ISHARES FTSE NAREIT RES 	RESIDENT PLS CAP464288562	 $798 	 	16,947 	SH		SOLE		NONE
PLUS CAPPED INDEX FUND
ISHARES GOLD TRUST		ISHARES		464285105	 $243 	 	14,050 	SH		SOLE		NONE
ISHARES MSCI AUS IDX FD 	MSCI AUSTRALIA	464286103	 $401 	 	16,840 	SH		SOLE		NONE
AUSTRALIA INDEX FUND
ISHARES MSCI BRAZIL INDX 	MSCI BRAZIL	464286400	 $271 	 	5,011 	SH		SOLE		NONE
BRAZIL FREE INDEX FUND
ISHARES MSCI CDA IDX FD CANADA 	MSCI CDA INDEX	464286509	 $212 	 	7,455 	SH		SOLE		NONE
INDEX FUND
ISHARES MSCI PAC EX JAPN 	MSCI PAC J IDX	464286665	 $1,104 	 24,765 SH		SOLE		NONE
PACIFIC EX-JAPAN INDEX FUND
ISHARES RUSSELL 1000 VAL 	RUSSELL1000VAL	464287598	 $6,971 	 96,576 SH		SOLE		NONE
RUSSELL 1000 VALUE INDEX FUND
ISHARES RUSSELL MIDCAP VALUE 	RUSSELL MCP VL	464287473	 $747 	 	15,330 	SH		SOLE		NONE
INDEX FUND
ISHARES TR			HIGH YLD CORP	464288513	 $214 	 	2,323 	SH		SOLE		NONE
ISHARES TR BARCLAYS BOND  	BARCLYS INTERCR	464288638	 $304 	 	2,726 	SH		SOLE		NONE
BARCLAYS INTERMEDIATE CREDIT BOND FUND
ISHARES TR BARCLAYS 		BARCLYS TIPS BD	464287176	 $587 	 	4,818 	SH		SOLE		NONE
TIPS BOND FUND
ISHARES TR RUSSELL 1000 RUSSELL RUSSELL1000GRW	464287614	 $16,724 	 250,738SH		SOLE		NONE
1000 GROWTH INDEX FUND
ISHARES TR S&P LATN AMER S&P 	S&P LTN AM 40	464287390	 $411 	 	9,652 	SH		SOLE		NONE
LATIN AMERICA 40 IDX
ISHARES TRUST S&P 500 		S&P 500 INDEX	464287200	 $544 	 	3,768 	SH		SOLE		NONE
S&P 500 INDEX
JOHNSON & JOHNSON		COM		478160104	 $510 	 	7,403 	SH		SOLE		NONE
JP MORGAN EXCH TRADED NT 	ALERIAN ML ETN	46625H365	 $410 	 	10,147 	SH		SOLE		NONE
ALERIAN MLP
JPMORGAN CHASE & CO		COM		46625H100	 $449 	 	11,087 	SH		SOLE		NONE
KRAFT FOODS INC			CL A		50075N104	 $275 	 	6,640 	SH		SOLE		NONE
LILLY ELI & CO			COM		532457108	 $263 	 	5,548 	SH		SOLE		NONE
MARKET VECTORS ETF BRAZIL 	BRAZL SMCP ETF	57060U613	 $317 	 	7,755 	SH		SOLE		NONE
SMALL CAP
MARKET VECTORS ETF TR		GOLD MINER ETF	57060U100	 $604 	 	11,250 	SH		SOLE		NONE
MC DONALDS CORP			COM		580135101	 $1,284 	 13,993 SH		SOLE		NONE
MCKESSON CORP			COM		58155Q103	 $244 	 	2,841 	SH		SOLE		NONE
MERCK & CO INC NEW		COM		58933Y105	 $423 	 	9,381 	SH		SOLE		NONE
MICROSOFT CORP			COM		594918104	 $692 	 	23,244 	SH		SOLE		NONE
OPKO HEALTH INC			COM		68375N103	 $116 	 	27,775 	SH		SOLE		NONE
ORACLE CORPORATION		COM		68389X105	 $978 		 31,084 SH		SOLE		NONE
PEPSICO INCORPORATED		COM		713448108	 $327 		 4,615 	SH		SOLE		NONE
PFIZER INCORPORATED		COM		717081103	 $960 	 	38,615 	SH		SOLE		NONE
PHILIP MORRIS INTL INC		COM		718172109	 $690 	 	7,674 	SH		SOLE		NONE
POWERSHARES S&P ETF 500 LOW 	S&P500 LOW VOL	73937B779	 $2,135 	 75,789 SH		SOLE		NONE
VOLATILITY PORTFOLIO
POWERSHS DB MULTI SECTOR 	DB PREC MTLS	73936B200	 $1,331 	 21,585 SH		SOLE		NONE
POWERSHS DB PRECIOUS METALS FUND
POWERSHS QQQ TRUST SER 1	UNIT SER 1	73935A104	 $1,377 	 20,086	SH		SOLE		NONE
PROCTER & GAMBLE		COM		742718109	 $317 	 	4,568 	SH		SOLE		NONE
S P D R S&P 500 ETF TR 		TR UNIT		78462F103	 $15,819 	 109,875SH		SOLE		NONE
EXPIRING 01/22/2118
SOUTHWEST AIRLINES CO		COM		844741108	 $219 	 	24,933 	SH		SOLE		NONE
SPDR DOW JONES INDL AVG 	UT SER 1	78467X109	 $737 	 	5,500 	SH		SOLE		NONE
INDUSTRIAL AVERAGE ETF
SPDR GOLD TRUST SPDR GOLD SHS	GOLD SHS	78463V107	 $28,720 	 167,086SH		SOLE		NONE
SPDR S&P DIVIDEND ETF		S&P DIVID ETF	78464A763	 $2,236 	 38,488 SH		SOLE		NONE
SPROTT PHYSICAL GOLD TRUST	UNIT		85207H104	 $342 	 	22,530 	SH		SOLE		NONE
THE SOUTHERN COMPANY		COM		842587107	 $255 	 	5,542 	SH		SOLE		NONE
TIME WARNER CABLE INC		COM		88732J207	 $225 		 2,365 	SH		SOLE		NONE
US BANCORP DEL			COM NEW		902973304	 $236 		 6,888 	SH		SOLE		NONE
VANGUARD BOND INDEX FUND 	INTERMED TERM	921937819	 $273 	 	3,019 	SH		SOLE		NONE
INTERMEDIATE TERM BOND ETF
VANGUARD BOND INDEX FUND 	SHORT TRM BOND	921937827	 $1,309 	 16,07 	SH		SOLE		NONE
SHORT TERM BOND ETF
VANGUARD DIV APPRCIATION	DIV APP ETF	921908844	 $10,179 	 170,564SH		SOLE		NONE
VANGUARD MSCI EMERGING 		MSCI EMR MKT ETF922042858	 $8,902 	 213,374SH		SOLE		NONE
MARKETS ETF
VERIZON COMMUNICATIONS		COM		92343V104	 $764 	 	16,772 	SH		SOLE		NONE
WAL MART STORES INC		COM		931142103	 $303 		 4,100 	SH		SOLE		NONE
WALGREEN COMPANY		COM		931422109	 $1,066 	 29,246	SH		SOLE		NONE
WISDOMTREE DIVIDEND EX 		DIV EX-FINL FD	97717W406	 $7,344 	 130,310SH		SOLE		NONE
FINANCIALS FUND
WISDOMTREE LARGECAP DIV 	LARGECAP DIVID	97717W307	 $2,926 	 53,556 SH		SOLE		NONE
LARGECAP DIVIDEND

Total Fair Market Value (in thousands):			 	$144,678

